ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2022
ORGANIZATION
Schedule of major subsidiaries and consolidated VIEs (inclusive of the VIEs' subsidiaries)

	Date of		Percentage of
	incorporation or	Place of	direct or indirect
Name	acquisition	incorporation	economic ownership
Subsidiaries
Beike Group (Cayman) Limited	August 6, 2018	Cayman Island	100%
Beike Group (BVI) Limited	July 12, 2018	British Virgin Islands	100%
Sharehome HK International Limited	December 16, 2016	Hong Kong	100%
Beike (Tianjin) Investment Co., Ltd. (“Beike Tianjin”)	September 29, 2018	PRC	100%
Jinbei (Tianjin) Technology Co., Ltd. (“Jinbei Technology”)	August 22, 2018	PRC	100%
Beike Jinke (Tianjin) Technology Co., Ltd. (“Beike Jinke”)	October 30, 2018	PRC	100%
Lianjia (Tianjin) Enterprise Management Co., Ltd. (“Lianjia Enterprise Management”)	August 13, 2018	PRC	100%
Beijing Lianjia Zhidi Real Estate Brokerage Co., Ltd. (“Lianjia Zhidi”)	July 25, 2005	PRC	100%
Deyou Real Estate Agency Co., Ltd. (“Deyou Real Estate Agency”)	September 5, 2002	PRC	100%
Beike Zhaofang (Beijing) Technology Co., Ltd. (“Beike Zhaofang”)	August 3, 2015	PRC	100%
Beike Technology Co., Ltd.	June 28, 2017	PRC	100%
Consolidated VIEs
Beijing Lianjia Real Estate Brokerage Co., Ltd. (“Beijing Lianjia”) (i)	September 30, 2001	PRC	100%
Beijing Yiju Taihe Technology Co., Ltd. (“Yiju Taihe”)	July 23, 2010	PRC	100%
Tianjin Xiaowu Information & Technology Co., Ltd. (“Tianjin Xiaowu”)	November 14, 2017	PRC	100%
Subsidiaries of VIEs
Beijing Zhongrongxin Financing Guarantee Co., Ltd.	November 10, 2006	PRC	100%
Beijing Ehomepay Technologies Co., Ltd.	August 8, 2013	PRC	100%

(i)The Company has 30% direct shareholding in Beijing Lianjia through one of its wholly owned PRC subsidiaries. The Company depends on a series of contractual arrangements to provide its subsidiary with a “controlling financial interest” in the VIEs, as defined in FASB ASC 810.

Schedule of financial positions of the businesses that currently constitute the VIE entities and the operation results for the years

	As of December 31,
	2021	2022
	RMB	RMB

	(in thousands)
Cash and cash equivalents	2,465,384	1,873,989
Restricted cash	5,417,243	3,806,783
Short‑term investments	324,804	447,583
Short‑term financing receivables, net	640,419	645,884
Accounts receivable, net	25,186	23,374
Amounts due from and prepayments to related parties	336,223	335,067
Loan receivables from related parties	20,000	20,000
Prepayments, receivables and other assets	261,543	391,727
Amounts due from non‑VIE subsidiaries of the Group	2,805,071	3,041,482
Total current assets	12,295,873	10,585,889
Property and equipment, net	93,031	82,753
Right‑of‑use assets	13,522	73
Long‑term financing receivables, net	10,039	—
Long‑term investments, net	361,375	—
Intangible assets, net	40,754	33,786
Goodwill	7,522	7,522
Other non‑current assets	85,224	66,128
Total non‑current assets	611,467	190,262
Total assets	12,907,340	10,776,151
Accounts payable	61,836	62,910
Amounts due to related parties	142,723	822
Employee compensation and welfare payable	404,715	386,874
Customer deposits payable	3,407,217	2,915,103
Income taxes payable	37,308	50,383
Lease liabilities current portion	9,618	369
Short‑term funding debts	194,200	—
Contract liabilities	7,590	5,572
Accrued expenses and other current liabilities	197,900	199,443
Amounts due to non‑VIE subsidiaries of the Group	4,816,025	3,432,642
Total current liabilities	9,279,132	7,054,118
Deferred tax liabilities	4,483	4,483
Lease liabilities non‑current portion	3,416	23
Total non‑current liabilities	7,899	4,506
Total liabilities	9,287,031	7,058,624

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB

	(in thousands)
Total net revenues from third party	1,020,299	946,883	470,564
Total net revenues from non-VIE subsidiaries of the Group	187,299	184,717	183,146
Total net revenues	1,207,598	1,131,600	653,710
Net income (loss)	614,223	(52,557)	97,023

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB

	(in thousands)
Net cash used in operating activities	(2,192,335)	(1,604,900)	(1,537,384)
Net cash provided by investing activities	3,413,849	3,784,129	185,267
Net cash used in financing activities	(1,571,848)	(1,440,230)	(849,738)
Net increase (decrease) in cash, cash equivalents and restricted cash	(350,334)	738,999	(2,201,855)